                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: August 31*
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                     Date of reporting period: May 31, 2006
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* This Form N-Q pertains to the following series of the Registrant: MFS
  Floating Rate High Income Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds


QUARTERLY PORTFOLIO HOLDINGS 05/31/06

MFS(R) FLOATING RATE HIGH INCOME FUND

[graphic omitted]


                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS FLOATING RATE HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) 05/31/2006

ISSUER                                                                                         SHARES/PAR           VALUE ($)
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
FLOATING RATE LOANS - 84.1% (R)(G)
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ADVERTISING & BROADCASTING - 3.9%
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Block Communications, Inc., Term Loan, 6.98%, 2012                                             $  1,460,340       $  1,467,642
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CMP Susquehanna Corp., Term Loan B, 7.31%, 2013                                                     425,453            424,921
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DIRECTV Holdings LLC, Term Loan B, 6.58%, 2013                                                      666,667            669,028
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Entravision Communications Corp., Term Loan B, 6.49%, 2013                                        1,228,334          1,230,253
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Gray Television, Inc., Term Loan B, 6.48%, 2012                                                   1,397,293          1,399,622
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Nextmedia Operating, Second Lien Term Loan, 9.58%, 2013                                             500,000            508,750
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Nextmedia Operating, Term Loan, 7.09%, 2012                                                         344,904            346,197
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Nextmedia Operating, Term Loan B, 7.06%, 2012                                                       152,596            153,168
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Quebecor Media, Inc., Term Loan B, 7.07%, 2013                                                      273,436            275,572
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Spanish Broadcasting Systems, Inc., Term Loan, 6.73%, 2012                                          495,000            496,856
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                                                                                                                  $  6,972,009
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AEROSPACE - 2.3%
------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., Term Loan, 6.45%, 2012                                                 $  2,219,198       $  2,224,746
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Hexcel Corp., Term Loan B, 6.81%, 2012                                                            1,072,222          1,075,796
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Mid-Western Aircraft Systems, Term Loan B, 7.32%, 2011                                              808,888            816,976
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                                                                                                                  $  4,117,518
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AIRLINES - 1.2%
------------------------------------------------------------------------------------------------------------------------------
U.S. Airways Group, Inc., Term Loan, 8.59%, 2011                                               $  1,500,000       $  1,513,750
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United Airlines, Inc., Term Loan B, 8.63%, 2012                                                     594,000            602,415
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United Airlines, Inc., Term Loan, 8.88%, 2012                                                        85,317             86,526
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                                                                                                                  $  2,202,691
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ALCOHOLIC BEVERAGES - 0.7%
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Constellation Brands, Inc., Term Loan, 2012 (o)                                                $  1,241,260       $  1,244,067
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AUTOMOTIVE - 2.8%
------------------------------------------------------------------------------------------------------------------------------
Accuride Corp., Term Loan B, 6.94%, 2012                                                       $    753,864       $    758,261
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Cooper Standard Automotive, Inc., Term Loan D, 7.5%, 2011                                         1,499,243          1,504,865
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Lear Corp., Term Loan, 2012 (o)                                                                   1,500,000          1,489,219
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TRW Automotive, Inc., Term Loan B-2, 6.81%, 2012                                                  1,230,787          1,232,325
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                                                                                                                  $  4,984,670
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BROADCAST & CABLE TV - 4.3%
------------------------------------------------------------------------------------------------------------------------------
Bresnan Communication Second Lien Term Loan, 9.52%, 2014                                       $    200,000       $    204,167
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Bresnan Communications LLC., Term Loan, 7.02%, 2013                                                 855,000            857,137
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Cebridge Connections, Term Loan, 7.32%, 2013                                                        827,373            822,201
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Charter Communications Operating LLC, Term Loan, 7.75%, 2013 (o)                                  1,302,544          1,307,862
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CSC Holdings, Inc., Term Loan B, 6.75%, 2013                                                      1,500,000          1,498,637
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Mediacom Communications Corp., Term Loan D, 6.89%, 2031                                             990,000            987,318
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San Juan Cable, Term Loan, 6.84%, 2011                                                            1,105,230          1,108,684
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UPC Financing Partnership, Term Loan K2, 7.11%, 2013                                                500,000            501,125
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UPC Financing Partnership, Term Loan J2, 7.11%, 2013                                                500,000            501,125
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                                                                                                                  $  7,788,256
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BROKERAGE & ASSET MANAGERS - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holdings Corp., Term Loan B, 6.59%, 2013                                            $    864,000       $    862,650
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BUILDING - 2.7%
------------------------------------------------------------------------------------------------------------------------------
Contech, Term Loan B, 7%, 2013                                                                 $    953,000       $    957,169
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NCI Building Systems Inc., Term Loan B, 6.71%, 2010                                                 797,922            799,917
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Nortek, Inc., Term Loan B, 6.69%, 2010                                                              984,875            987,645
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Stile Acquisition Corp., Canadian Term Loan, 7.10%, 2013                                            860,898            854,442
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Stile Acquisition Corp., Term Loan, 7.10%, 2013                                                     862,365            855,897
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Walter Industries, Inc., Term Loan B, 6.84%, 2012                                                   331,214            333,491
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                                                                                                                  $  4,788,561
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BUSINESS SERVICES - 2.1%
------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer, Term Loan B, 6.58%, 2013                                                  $  1,296,750       $  1,297,560
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Datatel Holdings, Inc., Term Loan, 7.16%, 2011                                                      699,246            706,239
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IPayment, Inc., Term Loan B, 7.34%, 2013                                                            843,052            846,214
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RGIS, Term Loan B, 7.48%, 2013                                                                      968,573            966,151
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                                                                                                                  $  3,816,164
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CHEMICALS - 4.7%
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Basell Finance Co., Term Loan B-2, 7.73%, 2013                                                 $    260,417       $    264,214
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Basell Finance Co., Term Loan B-4, 7.73%, 2013                                                       52,083             52,843
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Basell Finance Co., Term Loan C-2, 8.23%, 2013                                                      260,417            264,214
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Basell Finance Co., Term Loan C-4, 8.23%, 2013                                                       52,083             52,843
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Celanese AG, Term Loan, 6.98%, 2011                                                               1,489,654          1,495,240
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Hexion Specialty Chemicals, Inc., Term Loan B, Letter of Credit, 2013 (o)                           292,028            291,572
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Hexion Specialty Chemicals, Inc., Term Loan C2, 2013 (o)                                          1,344,336          1,342,234
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Huntsman International LLC, Term Loan B, 6.83%, 2013                                              1,113,364          1,112,900
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Ineos U.S. Finance LLC, Term Loan B2, 7.34%, 2014                                                   754,249            762,970
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Ineos U.S. Finance LLC, Term Loan C2, 7.84%, 2015                                                   754,249            762,970
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Mosaic Co., Term Loan B, 6.39%, 2012                                                                990,000            992,785
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Nalco Company, Term Loan B, 6.64%, 2010                                                           1,085,696          1,088,071
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                                                                                                                  $  8,482,856
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COMPUTER SOFTWARE - 1.2%
------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Term Loan, 7.1%, 2013                                                   $    800,000       $    800,250
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SSA Global Technologies, Inc., Term Loan B, 6.97%, 2011                                             620,313            618,762
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Vertafore, Inc., Second Lien Term Loan, 11.13%, 2013                                                339,000            340,695
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Vertafore, Inc., Term Loan, 7.72%, 2012                                                             375,637            377,515
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                                                                                                                  $  2,137,222
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CONSTRUCTION - 0.8%
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Mattamy Funding Partnership, Term Loan B, 7.48%, 2013                                          $  1,500,000       $  1,515,000
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CONSUMER GOODS & SERVICES - 6.0%
------------------------------------------------------------------------------------------------------------------------------
ACCO Brands Corp., Term Loan B, 6.81%, 2012                                                    $    702,013       $    704,938
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Affinion Group, Term Loan B, 2012 (o)                                                             1,592,411          1,599,378
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Coinmach Laundry, Term Loan B, 7.66%, 2012                                                        1,243,744          1,255,145
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Easton-Bell Sports, Term Loan B, 6.81%, 2012                                                        800,000            801,334
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Education Management Corp., Term Loan B, 2013 (o)                                                   590,299            591,037
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Fender Musical Instruments Corp., Term Loan B, 7.37%, 2012                                          417,920            416,875
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MD Beauty, Inc., Term Loan B, 10%, 2012                                                             452,103            452,103
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Mega Bloks, Inc., Term Loan B, 6.91%, 2012                                                        1,080,825          1,086,229
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National Bedding Co., Second Lien Term Loan, 10.08%, 2012                                           312,500            319,141
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National Bedding Co., Term Loan, 6.99%, 2011                                                        806,406            812,118
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Simmons Co., Term Loan D, 2011 (o)                                                                  685,198            688,195
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Spectrum Brands, Inc., Term Loan B, 8.08%, 2012                                                     692,550            698,177
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Springs Window Fashions LP, Term Loan B, 7.75%, 2012                                              1,277,376          1,293,343
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                                                                                                                  $ 10,718,013
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CONTAINERS - 0.3%
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Owens-Illinois Group, Inc., Term Loan B, 6.85%, 2008                                           $    602,476       $    602,225
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ELECTRONICS - 0.6%
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Sensata Technologies, Term Loan B, 6.86%, 2013                                                 $  1,100,000       $  1,098,075
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ENERGY - INDEPENDENT - 0.5%
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Carrizo Oil & Gas, Inc., Second Lien Term Loan, 10.98%, 2010                                   $    794,000       $    812,857
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ENTERTAINMENT - 2.0%
------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Term Loan B, 7.22%, 2013                                              $    222,443       $    223,118
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Century Theaters, Term Loan B, 6.69%, 2013                                                        1,061,000          1,064,095
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Deluxe, Inc., Term Loan, 8.73%, 2011                                                                652,000            660,150
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Metro-Goldwyn-Mayer Studios, Inc., Term Loan A, 7.23%, 2012                                         500,000            501,696
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Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 7.23%, 2012                                       1,000,000          1,005,156
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Panavision, Inc., Term Loan, 8.18%, 2012                                                            100,000            101,500
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                                                                                                                  $  3,555,715
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FINANCIAL INSTITUTIONS - 0.8%
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Nasdaq Stock Market, Inc., Term Loan B, 2012 (o)                                               $    911,774       $    910,349
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Nasdaq Stock Market, Inc., Term Loan C, 2012 (o)                                                    528,535            527,710
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                                                                                                                  $  1,438,059
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FOOD & NON ALCOHOLIC BEVERAGES - 3.3%
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Del Monte Corp., Term Loan, 2012 (o)                                                           $  1,129,053       $  1,132,934
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Dole Food Co., Inc., Letter of Credit, 4.92%, 2013                                                  139,535            138,518
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Dole Food Co., Inc., Term loan, 7.06%, 2013                                                         313,953            311,664
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Dole Food Co., Inc., Term Loan C, 6.97%, 2013                                                     1,046,512          1,038,882
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Le-Natures, Inc., Term Loan B, 7.9%, 2010                                                           874,808            878,088
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Mafco Worldwide, Term Loan B, 6.93%, 2011                                                         1,490,520          1,502,630
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Reddy Ice Group, Inc., Term Loan, 6.79%, 2012                                                     1,000,000          1,005,000
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                                                                                                                  $  6,007,716
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FOREST & PAPER PRODUCTS - 1.4%
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Georgia Pacific, Second Lien Term Loan, 7.98%, 2013                                            $    508,023       $    514,316
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Georgia Pacific, Term Loan, 6.88%, 2013                                                           1,013,506          1,014,773
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Smurfit-Stone Container Corp., Term Loan C-1, 7.28%, 2012                                           895,657            899,656
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                                                                                                                  $  2,428,745
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GAMING & LODGING - 3.2%
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CCM Merger, Inc., Term Loan B, 7%, 2012                                                        $    884,827       $    884,827
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Penn National Gaming, Inc., Term Loan B, 6.89%, 2012                                                995,000          1,000,331
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Resorts International, Inc., Term Loan, 8.98%, 2012                                                 974,493            984,238
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Tamarack Resorts Loc., Letter of Credit, 2011 (o)                                                   720,000            721,800
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Tamarack Resorts, Term Loan B, 2011 (o)                                                           1,080,000          1,082,700
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Venetian Casino Resorts LLC, Term Loan B, 6.73%, 2011                                               170,940            171,546
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Venetian Casino Resorts LLC, Term Loan B, 6.73%, 2011                                               829,060            831,997
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                                                                                                                  $  5,677,439
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INDUSTRIAL - 1.9%
------------------------------------------------------------------------------------------------------------------------------
Alliance Laundry Holdings LLC., Term Loan B, 7.32%, 2012                                       $    663,750       $    665,824
------------------------------------------------------------------------------------------------------------------------------
Babcock and Wilcox Co., Letter of Credit, 4.88%, 2011                                               656,664            659,947
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Chart Industries, Inc., Term Loan B, 7.18%, 2012                                                    679,936            686,735
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JohnsonDiversey, Inc., Term Loan B, 7.6%, 2011                                                      494,474            497,565
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Mueller Group, Inc., Term Loan B, 7.81%, 2012                                                       457,004            460,203
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Wastequip, Inc., Second Lien Term Loan, 10.48%, 2012                                                193,327            193,327
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Wastequip, Inc., Term Loan, 7.24%, 2011                                                             191,877            191,877
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                                                                                                                  $  3,355,478
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INSURANCE - 1.3%
------------------------------------------------------------------------------------------------------------------------------
ARG Holdings, Term Loan, 8.13%, 2011                                                           $  1,080,596       $  1,088,700
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HMSC Corp., Term Loan, 7.83%, 2011                                                                  212,510            213,572
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Multiplan Corp., Term Loan, 7.12%, 2013                                                           1,100,000          1,100,459
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  2,402,731
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MACHINERY & TOOLS - 0.3%
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Maxim Crane Works LP, Term Loan, 6.94%, 2010                                                   $    431,010       $    431,548
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Nacco Materials Handling Group, Term Loan, 7.19%, 2013                                              200,000            201,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    632,548
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.9%
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Accellent, Term Loan B, 7.23%, 2012                                                            $    614,948       $    615,716
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Concentra Operating Corp., Term Loan B, 6.69%, 2011                                                 294,451            295,310
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DaVita, Inc., Term Loan B, 6.99%, 2012                                                              902,304            901,401
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Fresenius Medical Care Holding, Inc, Term Loan B, 6.38%, 2013                                     1,000,000            994,501
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Genoa Healthcare, Second Lien Term Loan, 12.88%, 2013                                               333,333            335,833
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Genoa Healthcare, Term Loan, 8.43%, 2012                                                            603,937            609,976
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Healthsouth Corp., Term Loan B, 8.15%, 2013                                                       2,300,000          2,300,001
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HealthTronics, Inc., Term Loan B, 6.88%, 2011 (o)                                                 1,461,781          1,458,126
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LifePoint Hospitals, Inc., Term Loan B, 6.91%, 2012                                                 930,042            930,706
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National Renal Institures, Inc., Term Loan B, 7.47%, 2013                                           900,000            903,375
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Psychiatric Solutions, Inc., Term Loan B, 6.91%, 2012                                               475,077            477,749
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Renal Advantage, Inc., Term Loan B, 7.42%, 2012                                                     328,350            330,402
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Select Medical Corp., Term Loan B, 6.94%, 2012                                                      990,000            984,166
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Team Health, Term Loan B, 7.69%, 2012                                                             1,231,682          1,235,916
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                                                                                                                  $ 12,373,178
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MEDICAL EQUIPMENT - 0.8%
------------------------------------------------------------------------------------------------------------------------------
DJ Orthopedics LLC, Term Loan, 6.56%, 2013                                                     $  1,500,000       $  1,500,000
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METALS & MINING - 1.0%
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Alpha Natural Resources, Term Loan B, 6.83%, 2013                                              $    498,750       $    500,309
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Compass Minerals Group, Inc., Term Loan, 6.49%, 2012                                                352,249            352,580
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Euramax International, Inc., Term Loan, 7.69%, 2012                                                 329,964            332,163
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Novelis, Inc., Canadian, Term Loan B, 7.38%, 2012                                                   229,068            230,452
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Novelis, Inc., Term Loan B, 7.38%, 2012                                                             397,855            400,259
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                                                                                                                  $  1,815,763
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NATURAL GAS - DISTRIBUTION - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Riverstone C/R GS Holdings I, Asset Sale, 5%, 2011                                             $    115,561       $    115,199
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Riverstone C/R GS Holdings I, Term Loan, 8.75%, 2013                                                121,339            120,959
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Riverstone C/R GS Holdings I, Canadian Term Loan, 8.75%, 2013                                       635,583            633,597
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                                                                                                                  $    869,755
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NATURAL GAS - PIPELINE - 1.0%
------------------------------------------------------------------------------------------------------------------------------
CDX Funding, Second Lien Term Loan, 10.25%, 2013                                               $    500,000       $    510,000
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El Paso Corp., Term Loan B, 7.75%, 2009                                                             878,360            882,909
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Epco Holdings, Inc., Term Loan C, 7.12%, 2010                                                       390,060            393,083
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                                                                                                                  $  1,785,992
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NETWORK & TELECOM - 1.2%
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Time Warner Telecom, Term Loan B, 7.81%, 2010                                                  $  1,104,489       $  1,113,233
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VALOR Telecommunication Enterprises LLC, Term Loan B, 6.75%, 2012                                   966,667            967,150
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                                                                                                                  $  2,080,383
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OIL SERVICES - 1.8%
------------------------------------------------------------------------------------------------------------------------------
MEG Energy Corp., Term Loan B, 7%, 2013                                                        $    800,000       $    805,000
------------------------------------------------------------------------------------------------------------------------------
Petroleum GEO Services ASA, Term Loan B, 7.48%, 2012                                              1,418,232          1,423,108
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Targa Resources, Bridge Term Loan, 7.48%, 2012                                                    1,000,000          1,000,417
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  3,228,525
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OILS - 0.6%
------------------------------------------------------------------------------------------------------------------------------
Citgo Petroleum Corp., Term Loan, 6.44%, 2013                                                  $    997,500       $    997,188
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PHARMACEUTICALS - 0.9%
------------------------------------------------------------------------------------------------------------------------------
Angiotech, Term Loan B, 6.58%, 2013                                                            $    700,000       $    699,708
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Warner Chilcott, Dovobet, Term Loan, 7.63%, 2012                                                     22,178             22,261
------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott, Dovonex, Term Loan, 7.4%, 2012                                                     110,891            111,307
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Warner Chilcott, Term Loan B, 7.62%, 2012                                                           542,806            544,841
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Warner Chilcott, Term Loan C, 7.61%, 2012                                                           218,724            219,544
------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott, Term Loan D, 7.61%, 2012                                                           101,044            101,423
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  1,699,084
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POLLUTION CONTROL - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan A, 6.58%, 2012                                     $    270,000       $    269,662
------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan, 6.76%, 2012                                            690,000            689,137
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    958,799
------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 3.6%
------------------------------------------------------------------------------------------------------------------------------
ALM Media, Inc., Term Loan, 7.49%, 2010                                                        $    491,217       $    490,808
------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., Term Loan B, 8.12%, 2013                                         1,150,875          1,159,986
------------------------------------------------------------------------------------------------------------------------------
Ascend Media Holdings LLC, Term Loan, 8.56%, 2012                                                   981,250            956,719
------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, Term Loan B, 6.62%, 2010                                                        850,353            848,700
------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, Term Loan B-1, 6.63%, 2010                                                    1,244,009          1,240,899
------------------------------------------------------------------------------------------------------------------------------
FSC Holdings LLC, Term Loan, 7.21%, 2012                                                            558,649            560,278
------------------------------------------------------------------------------------------------------------------------------
PBI Media, Second Lien Term Loan, 10.42%, 2013                                                      232,759            230,432
------------------------------------------------------------------------------------------------------------------------------
PBI Media, Term Loan B, 6.42%, 2012                                                                 231,596            231,692
------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley, Inc., Term Loan D-1, 6.44%, 2011                                                    709,205            707,875
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  6,427,389
------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.3%
------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Company, Term Loan B, 6.89%, 2013                                 $    500,000       $    500,312
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.5%
------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT, Term Loan, 6.78%, 2010                                                $  2,199,111       $  2,205,525
------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc., Term Loan A, 6.34%, 2010                                         1,534,000          1,520,852
------------------------------------------------------------------------------------------------------------------------------
Lion Gables Realty LP, Term Loan, 6.84%, 2006                                                       270,123            270,292
------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc., Term Loan B, 6.83%, 2010                                                  405,556            406,907
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  4,403,576
------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 3.1%
------------------------------------------------------------------------------------------------------------------------------
Burger King Corp., Term Loan B-1, 6.5%, 2012                                                   $  1,768,840       $  1,766,261
------------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc., Term Loan B, 6.63%, 2013                                                        1,257,868          1,257,476
------------------------------------------------------------------------------------------------------------------------------
Dave & Busters, Inc., Term Loan B, 7.63%, 2011                                                      159,000            159,199
------------------------------------------------------------------------------------------------------------------------------
El Pollo Loco, Inc., Term Loan, 8.22%, 2011                                                         405,983            406,997
------------------------------------------------------------------------------------------------------------------------------
NPC Internation, Term Loan B, 6.88%, 2013                                                           263,630            263,135
------------------------------------------------------------------------------------------------------------------------------
Plum Point Energy, Synthetic Letter of Credit, 8.17%, 2014                                          217,032            219,111
------------------------------------------------------------------------------------------------------------------------------
Plum Point Energy, Term Loan B, 8.34%, 2014                                                         900,042            908,668
------------------------------------------------------------------------------------------------------------------------------
Quiznos LLC, Term Loan, 7.31%, 2013                                                                 605,926            605,736
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  5,586,583
------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 2.4%
------------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory, Term Loan B, 2013 (o)                                                 $    719,509       $    711,414
------------------------------------------------------------------------------------------------------------------------------
J Crew Group, Term Loan B, 9.25%, 2013                                                              328,094            328,367
------------------------------------------------------------------------------------------------------------------------------
Neiman-Marcus Group, Inc., Term Loan B, 7.34%, 2012                                               1,474,684          1,485,283
------------------------------------------------------------------------------------------------------------------------------
Pep Boys - Manny, Moe & Jack, Term Loan B, 8.21%, 2011                                              679,000            687,488
------------------------------------------------------------------------------------------------------------------------------
Sears Canada, Inc., Term Loan B, 6.71%, 2012                                                        735,000            739,594
------------------------------------------------------------------------------------------------------------------------------
William Carter Co., Term Loan B, 6.7%, 2012                                                         311,813            312,072
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  4,264,218
------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.1%
------------------------------------------------------------------------------------------------------------------------------
John Maneely Co., Term Loan B, 8.09%, 2013                                                     $    178,131       $    179,987
------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Supervalue, Inc., Term Loan B, 2012 (o)                                                        $    890,000       $    888,517
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., Term Loan, 7.25%, 2011                                      $    923,594       $    928,212
------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.3%
------------------------------------------------------------------------------------------------------------------------------
Sorenson Communications, Inc., Term Loan B, 7.83%, 2012                                        $    485,185       $    487,914
------------------------------------------------------------------------------------------------------------------------------
TIRE & RUBBER - 1.5%
------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., Deposit Funded Term Loan, 6.69%, 2010                              $  1,000,000       $  1,005,000
------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., Second Lien Term Loan, 7.95%, 2010                                    1,000,000          1,007,083
------------------------------------------------------------------------------------------------------------------------------
Tire Rack, Inc., Term Loan B, 6.73%, 2012                                                           751,698            752,638
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  2,764,721
------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.9%
------------------------------------------------------------------------------------------------------------------------------
Commonwealth Brands, Inc., Term Loan, 7.44%, 2012                                              $    963,071       $    967,887
------------------------------------------------------------------------------------------------------------------------------
Reynolds American Inc., Term Loan, 7.26%, 2012                                                      595,000            595,000
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  1,562,887
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 1.3%
------------------------------------------------------------------------------------------------------------------------------
Gainey, Term Loan B, 7.77%, 2012                                                               $    776,000       $    785,700
------------------------------------------------------------------------------------------------------------------------------
Helm Holding Co., Term Loan B, 7.66%, 2011                                                          355,136            357,800
------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., Synthetic Letter of Credit, 7.18%, 2010                                                 94,667             94,989
------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., Term Loan, 7.26%, 2012                                                                 676,929            679,236
------------------------------------------------------------------------------------------------------------------------------
Travelcenters of America, Inc., Term Loan B, 6.62%, 2011                                            388,275            390,378
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  2,308,103
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.7%
------------------------------------------------------------------------------------------------------------------------------
Astoria Generating, Term Loan B, 6.94%, 2013                                                   $    318,203       $    318,998
------------------------------------------------------------------------------------------------------------------------------
Cogentrix Delaware Holdings, Inc., Term Loan, 6.5%, 2013                                            354,772            355,327
------------------------------------------------------------------------------------------------------------------------------
LSP Gen Finance Co. LLC, Second Lien Term Loan, 8.59%, 2014                                         161,000            163,147
------------------------------------------------------------------------------------------------------------------------------
LSP Gen Finance Co. LLC, Term Loan, 6.84%, 2013                                                     693,386            694,542
------------------------------------------------------------------------------------------------------------------------------
LSP-Kendall Energy LLC, Term Loan, 6.98%, 2013                                                      675,882            673,066
------------------------------------------------------------------------------------------------------------------------------
Mirant North America LLC, Term Loan B, 6.83%, 2012                                                1,475,328          1,474,959
------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., Term Loan, 6.82%, 2013                                                          1,093,000          1,096,796
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  4,776,835
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - OTHER - 0.4%
------------------------------------------------------------------------------------------------------------------------------
Thermal North America, Term Loan B, 6.73%, 2013                                                $    667,287       $    668,122
------------------------------------------------------------------------------------------------------------------------------
    TOTAL FLOATING RATE LOANS                                                                                     $150,697,308
------------------------------------------------------------------------------------------------------------------------------
BONDS - 2.4%
------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.7%
------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., FRN, 9.6138%, 2012                                       $    535,000       $    542,356
------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., FRN, 8.3183%, 2012                                                     725,000            739,500
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $  1,281,856
------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
------------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 5.25%, 2014                                               $  1,080,000       $    895,050
------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.4%
------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., FRN, 7.4913%, 2012                                              $    717,000       $    725,963
------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.5%
------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corp., 5.25%, 2014                                                              $    200,000       $    192,447
------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, 6%, 2009                                                                                725,000            715,031
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $    907,478
------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.3%
------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., FRN, 7.0447%, 2013 (a)                                                       $    400,000       $    404,000
------------------------------------------------------------------------------------------------------------------------------
    TOTAL BONDS                                                                                                   $  4,214,347
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 20.0% (Y)
------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.07%, due 6/01/06                                           $  7,125,000       $  7,125,000
------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.05%, due 6/01/06                                                       6,903,000          6,903,000
------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 5.06%, due 6/01/06 (t)                                           7,125,000          7,125,000
------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.06%, due 6/01/06                                                7,125,000          7,125,000
------------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivable Co. LLC, 5.05%, due 6/01/06 (t)                                              873,000            873,000
------------------------------------------------------------------------------------------------------------------------------
UBS Finance Delaware LLC, 4.935%, due 6/12/06                                                     6,791,000          6,780,760
------------------------------------------------------------------------------------------------------------------------------
    TOTAL SHORT-TERM OBLIGATIONS                                                                                  $ 35,931,760
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.3%
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 5.02%, dated 5/31/06, due 6/01/06, total to be received $2,412,336
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account)                                                                                       $  2,412,000       $  2,412,000
------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS(K)                                                                                          $193,255,415
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (7.8)%                                                                            (13,961,492)
------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                           $179,293,923
------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $404,000, representing 0.2% of net assets.

(g) The rate shown represents a weighted average coupon rate on settled positions at period end.

(k) As of May 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $4,214,347 and 2.72% of market value provided by an independent pricing service using an evaluated bid.

(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1933.

(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN         Floating Rate Note. The interest rate is the rate in effect as of period end.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS FLOATING RATE HIGH INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 05/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $ 193,276,272
                                                                =============
Gross unrealized appreciation                                   $     402,272
Gross unrealized depreciation                                        (423,129)
                                                                -------------
      Net unrealized appreciation (depreciation)                $     (20,857)
                                                                =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of May, 31, 2006, the portfolio had unfunded loan commitments of $2,704,922, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                       UNFUNDED    UNREALIZED
                                                         LOAN     APPRECIATION
BORROWER                                              COMMITMENT  (DEPRECIATION)
-------------------------------------------------------------------------------
CBRL Group, Inc., Delayed Draw, Term Loan B, 2013     $  172,550     $  (432)
Dave and Busters, Inc., Delayed Draw, Term
  Loan B, 2011                                           159,000         199
FSC Acquisition LLC., Delayed Draw, Term Loan, 2006       66,711         195
Hertz Corp., Delayed Draw, Term Loan, 2012                78,788         339
JohnsonDiversey, Inc., Delayed Draw, Term Loan, 2010     169,504         530
LSP Gen. Finance Co. LLC., Delayed Draw, Term
  Loan, 2014                                              29,195          49
Mediacom Communications Corp., Delayed Draw, Term
  Loan C, 2015                                           600,000      (3,250)
MEG Energy Corp., Delayed Draw, Term Loan, 2013        1,300,000        (650)
Riverstone C/R GS Holdings I, Delayed Draw, Term
  Loan, 2013                                              80,892        (253)
Vertafore, Inc., Delayed Draw, Term Loan, 2012            48,282         241
-------------------------------------------------------------------------------
                                                      $2,704,922     $(3,032)

At May, 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 21, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 21, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 21, 2006
      -------------

* Print name and title of each signing officer under his or her signature.